Securities Available for Sale - Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value (Details) (Parenthetical) - Integer	Dec. 31, 2016	Dec. 31, 2015
LendingClub Corp [Member]
Number of positions with unrealized loss	72	141